UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [ ]  Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Phoenix Investment Counsel, Inc.
         ------------------------------
Address: 56 Prospect Street, Hartford, CT 06115-0480
         -----------------------------------------

Form 13F File Number:  28-85
                       ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John H. Beers
         ----------------------------------------
Title:   Vice President and Clerk
         ----------------------------------------
Phone:   (860) 403-5050
         ----------------------------------------

Signature, Place and Date of Signing:

/s/ John H. Beers       Hartford, CT                     February 14, 2006
------------------      --------------------------       -----------------------
(Signature)             (City, State)                    (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of other managers reporting for this manager:

28-1208      Engemann Asset Management

028-06450    Seneca Capital Management, LLC

028-02621    Phoenix/Zweig Advisers, LLC and its related subsidiaries,

028-05792    Kayne Anderson Rudnick Investment Management, LLC

028-01646    Sasco Capital, Inc.

028-05990    Acadian Asset Management, Inc.

028-05412    Bennett Lawrence Management, LLC

028-05573    CastleArk Management, LLC

028-06003    Golden Capital Management, LLC

028-04529    Harris Investment Management, Inc

028-11009    New Star Asset Management, Ltd

028-04490    Vontobel Asset Management, Inc.


                              Form 13F Summary Page

                                 Report Summary:


Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: 20,580,544.41



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
                                                              FORM 13F
                                         REPORTING MANAGER: PHOENIX INVESTMENT COUNSEL, INC.
                                               FOR THE QUARTER ENDED DECEMBER 31, 2005

ITEM 1                         ITEM 2        ITEM 3       ITEM 4        ITEM 5                  ITEM 6   ITEM 7      ITEM 8
------                         ------        ------       ------        ------                  ------   ------      ------
                                                                                                                VOTING AUTHORITY
                                                                                                                ----------------
                                                      FAIR        SHARES OR
                             TITLE OF    CUSIP        MARKET      PRINCIPAL    SH/  PUT/  INVESTMENT    MANA- SOLE    SHARED  NONE
         NAME OF ISSUER       CLASS      NUMBER       VALUE         AMOUNT     PRN  CALL  DISCRETION    GERS   (A)     (B)    (C)
         --------------       -----      ------       -----         ------     ---  ----  ----------    ----   ---     ---    ---
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
CHARTER COMMUNICATIONS,
 INC.                        CV. BOND   16117MAC1    981,250.00  1,000,000.00             1,000,000.00  1   1,000,000.00
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES GS$ INVESTOP
 CORPORATE BOND FUND         COMMON     464287242  2,967,552.00     27,600.00                27,600.00  1      27,600.00
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS,
 INC. 5.25%, 1/15/10         CV. BOND   65332VAY9  1,503,750.00  1,500,000.00             1,500,000.00  1   1,500,000.00
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX COMPANIES            COMMON     71902E109  4,813,978.40    353,969.00 SH            353,969.00  1     353,969.00
-----------------------------------------------------------------------------------------------------------------------------------
WHEELING-PITTSBURGH CORP.    COMMON     963142302    264,014.01     29,433.00 SH             29,433.00  1      29,433.00
-----------------------------------------------------------------------------------------------------------------------------------
HANOVER COMPRESSOR CO.       CV. BOND   410768AC9  1,900,000.00  2,000,000.00 PRN         2,000,000.00  1   2,000,000.00
-----------------------------------------------------------------------------------------------------------------------------------
PAR PHARMACEUTICAL COS.,
 INC. CV. 2.875%, 9/30/10    CV. BOND   717125AC2  6,225,000.00  7,500,000.00 PRN         7,500,000.00  1   7,500,000.00
-----------------------------------------------------------------------------------------------------------------------------------
SCI SYSTEMS, INC. CV. 3%,
 3/15/07                     CV. BOND   783890AF3  1,925,000.00  2,000,000.00 PRN         2,000,000.00  1   2,000,000.00
-----------------------------------------------------------------------------------------------------------------------------------
                                                20,580,544.41





